Supplement to the
Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund
April 29, 2024
Prospectus

The following information replaces similar information for Fidelity® Environment and Alternative Energy Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Julia Pei (Co-Portfolio Manager) has managed the fund since 2021.
Brian Aronson (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Ms. Pei will transition off the fund, and Mr. Aronson will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Fidelity® Environment and Alternative Energy Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Brian Aronson is Co-Portfolio Manager of Fidelity® Environment and Alternative Energy Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2022, Mr. Aronson has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Aronson served as a research analyst at Columbia Threadneedle Investments from 2011 to 2022.
Julia Pei is Co-Portfolio Manager of Fidelity® Environment and Alternative Energy Fund, which she has managed since 2021. Since joining Fidelity Investments in 2017, Ms. Pei has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Ms. Pei will transition off Fidelity® Environment and Alternative Energy Fund, and Mr. Aronson will assume sole portfolio manager responsibilities.
EAE-NRF-PSTK-0225-105 1.9903885.105	February 7, 2025
Supplement to the
Fidelity® Select Portfolios®
Industrials Sector
April 29, 2024
Prospectus

The following information replaces similar information for Transportation Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2012.
Ali Khan (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Moulis will transition off the fund, and Mr. Khan will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Transportation Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ali Khan is Co-Portfolio Manager of Transportation Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.
Matthew Moulis is Co-Portfolio Manager of Transportation Portfolio, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Moulis will transition off Transportation Portfolio, and Mr. Khan will assume sole portfolio manager responsibilities.
SELCI-PSTK-0225-130 1.911519.130	February 7, 2025
Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2024
Prospectus

The following information replaces similar information for Leisure Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kevin Francfort (Co-Portfolio Manager) has managed the fund since 2022.
Peter Belisle (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Francfort will transition off the fund, and Mr. Belisle will assume sole portfolio manager responsibilities.
The following information replaces similar information for Retailing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Boris Shepov (Co-Portfolio Manager) has managed the fund since 2018.
Julia Pei (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Shepov will transition off the fund, and Ms. Pei will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Leisure Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Peter Belisle is Co-Portfolio Manager of Leisure Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.
Kevin Francfort is Co-Portfolio Manager of Leisure Portfolio, which he has managed since 2022. Since joining Fidelity Investments in 2015, Mr. Francfort has worked as a research associate, research analyst, and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Francfort will transition off Leisure Portfolio, and Mr. Belisle will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Retailing Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Julia Pei is Co-Portfolio Manager of Retailing Portfolio, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2017, Ms. Pei has worked as a research analyst and portfolio manager.
Boris Shepov is Co-Portfolio Manager of Retailing Portfolio, which he has managed since 2018. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Shepov will transition off Retailing Portfolio, and Ms. Pei will assume sole portfolio manager responsibilities.
The following information replaces similar information for Communication Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Drukker (Co-Portfolio Manager) has managed the fund since 2018.
It is expected that on or about December 31, 2024, Mr. Drukker will transition off the fund, and Mr. Bakshi will assume sole portfolio manager responsibilities.
Priyanshu Bakshi (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information for Communication Services Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Priyanshu Bakshi is Co-Portfolio Manager of Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.
Matthew Drukker is Co-Portfolio Manager of Communication Services Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.
It is expected that on or about December 31, 2024, Mr. Drukker will transition off Communication Services Portfolio, and Mr. Bakshi will assume sole portfolio manager responsibilities.
SELCON-PSTK-0225-137 1.913699.137	February 7, 2025
Supplement to the
Fidelity® Select Portfolios®
Health Care Sector
April 29, 2024
Prospectus

The following information replaces similar information for Health Care Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Justin Segalini (Co-Portfolio Manager) has managed the fund since 2016.
Harrison Kenner (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Segalini will transition off the fund, and Mr. Kenner will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Health Care Services Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Harrison Kenner is Co-Portfolio Manager of Health Care Services Portfolio, which he has managed since 2025. Since joining Fidelity Investments in 2018, Mr. Kenner has worked as a research analyst and portfolio manager.
Justin Segalini is Co-Portfolio Manager of Health Care Services Portfolio, which he has managed since 2016. Since joining Fidelity Investments in 2007, Mr. Segalini has worked as a research analyst, sector specialist, and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Segalini will transition off Health Care Services Portfolio, and Mr. Kenner will assume sole portfolio manager responsibilities.
SELHC-PSTK-0225-122 1.918629.122	February 7, 2025